Pension and severance plans - Foreign plans (Details 8) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Change in plan assets:
Fair value of plan assets at beginning of year	¥ 28,258
Fair value of plan assets at end of year	26,030	¥ 28,258
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of year	27,619	21,966
Service cost	787	508	¥ 553
Interest cost	731	828	741
Actuarial gain(loss)	(735)	3,689
Settlement	(1,306)
Acquisition and other	(10)	(51)
Foreign currency exchange rate changes	(1,254)	1,948
Benefits paid	(1,395)	(1,269)
Benefit obligation at end of year	24,437	27,619	21,966
Change in plan assets:
Fair value of plan assets at beginning of year	13,329	10,113
Actual return on plan assets	10	1,177
Employer contribution	160	1,054
Settlement	(1,306)	(25)
Foreign currency exchange rate changes and other	(687)	1,804
Benefits paid	(799)	(794)
Fair value of plan assets at end of year	10,707	13,329	¥ 10,113
Funded status	¥ (13,730)	¥ (14,290)